Segmental analysis - Goodwill (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of goodwill
Impairment of goodwill	£ 85
Carrying value of goodwill	5,522	£ 5,607
Retail Banking
Analysis of goodwill
Impairment of goodwill	85
Carrying value of goodwill	2,607	2,692
Commercial Banking
Analysis of goodwill
Carrying value of goodwill	2,606	2,606
Private Banking
Analysis of goodwill
Carrying value of goodwill	9	9
RBS International
Analysis of goodwill
Carrying value of goodwill	£ 300	£ 300